Capital Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Capital Stock
13. Capital Stock
(a) Common Shares
The Company has an unlimited number of authorized shares following the closing of the Business Combination and at December 31, 2024. As of December 31, 2024, common shares reserved for future issuance include SEAC Sponsor Options described below.
As of March 31, 2024 and prior to the Business Combination, the Company was wholly-owned by Lionsgate.
(b) SEAC Sponsor Options
In connection with the Business Combination, 2,200,000 SEAC Sponsor Options to receive LG Studios Common Shares pursuant to the Sponsor Option Agreement, as described in Note 2, were issued and have an exercise price of $0.0001 per share. The SEAC Sponsor Options will become exercisable (i) on or after the date on which the trading price of LG Studios Common Shares (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) equals or exceeds $16.05 per share or (ii) if a Change of Control (as defined in the Sponsor Option Agreement) occurs, subject to certain conditions. The SEAC Sponsor Options are not considered compensatory nor were they granted in exchange for a good or service. The SEAC Sponsor Options meet the requirements for equity classification because they are considered to be indexed to LG Studios Common Shares and are classified in shareholders’ equity. The Company has recorded the SEAC Sponsor Options to equity at closing of the Business Combination in connection with the reverse recapitalization accounting described at Note 2.
(c) Lionsgate Share-based Compensation
As described in Note 1, the Separation Agreement and the Shared Services Agreement provide that officers, employees and directors of the Company receive awards of equity and equity-based compensation pursuant to the existing equity incentive plan of Lionsgate, the Lions Gate Entertainment Corp. 2023 Performance Incentive Plan (the “2023 Lionsgate Plan”). Such awards will be treated as a capital contribution by Lionsgate to the Company, and the stock based compensation expenses for such awards will be allocated to the Company
.
Prior to the Separation, the unaudited condensed consolidated financial statements included an allocation of share-based compensation expense attributable to corporate and shared service functions.
The following disclosures of unit data are based on grants related directly to Company employees and Lionsgate co rp
orate and shared employees, and exclude unit data related to employees of the Starz Business.

The Company recognized the following share-based compensation expense during the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.2	$0.4	$0.6	$1.4
Restricted share units and other share-based compensation	13.9	12.2	30.3	32.6
Share appreciation rights	0.2	0.1	0.5	0.2

Total Lionsgate Studios employee share-based compensation expense	14.3	12.7	31.4	34.2
Corporate allocation of share-based compensation	—	4.5	10.8	12.1

	14.3	17.2	42.2	46.3
Impact of accelerated vesting on equity awards (1)	—	6.8	4.7	7.3

Total share-based compensation expense	$14.3	$24.0	$46.9	$53.6

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements prior to the Separation.
Share-based compensation expense, by expense category, consisted of the following:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$14.3	$17.2	$42.2	$46.3
Restructuring and other	—	6.8	4.7	7.3

	$14.3	$24.0	$46.9	$53.6

The following table sets forth the stock option, share appreciation rights (“SARs”), restricted stock and restricted share unit activity at Lionsgate for grants related directly to the Company employees and Lionsgate corporate and shared service employees during the nine months ended December 31, 2024:

	Stock Options and SARs				Restricted Stock and Restricted Share Units
	Lions Gate Class A Voting Shares		Lions Gate Class B Non-Voting Shares		Lions Gate Class A Voting Shares		Lions Gate Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant-Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	2.4	$22.96	17.1	$13.92	0.1	$9.27	9.8	$8.93
Granted	—	—	— (1)	$7.12	0.1	$8.20	8.1	$7.98
Options exercised or restricted stock or RSUs vested	—	—	(0.1)	$5.50	(0.1)	$9.20	(5.8)	$8.79
Forfeited or expired	(0.1)	$20.26	(2.2)	$14.64	—	—	(0.6)	$8.52

Outstanding at December 31, 2024	2.3	$23.10	14.8	$13.86	0.1	$8.39	11.5	$8.20

(1)	Represents less than 0.1 million shares.

LIONS GATE ENTERTAINMENT CORP [Member]
Capital Stock
12. Capital Stock
(a) Common Shares
The Company had 500 million authorized Class A voting shares and 500 million authorized Class B non-voting
shares at December 31, 2024 and March 31, 2024. The table below outlines common shares reserved for future issuance:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Stock options and share appreciation rights (SARs) outstanding	18.3	20.7
Restricted share units and restricted stock — unvested	15.0	13.4
Common shares available for future issuance	10.0	15.4

Shares reserved for future issuance	43.3	49.5

(b) Share-based Compensation
The Company recognized the following share-based compensation expense during the three and nine months ended December 31, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Compensation Expense:
Stock options	$0.2	$0.4	$0.7	$1.9
Restricted share units and other share-based compensation	18.0	24.4	52.9	63.7
Share appreciation rights	0.2	0.1	0.5	1.3

	18.4	24.9	54.1	66.9
Impact of accelerated vesting on equity awards (1)	—	6.8	4.9	8.4

Total share-based compensation expense	$18.4	$31.7	$59.0	$75.3

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
Share-based compensation expense, by expense category, consisted of the following:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$0.7	$0.9	$2.1	$2.3
Distribution and marketing	0.2	0.2	0.7	0.7
General and administration	17.5	23.8	51.3	63.9
Restructuring and other	—	6.8	4.9	8.4

	$18.4	$31.7	$59.0	$75.3

The following table sets forth the stock option, SARs, restricted stock and restricted share unit activity during the nine months ended December 31, 2024:

	Stock Options and SARs				Restricted Stock and Restricted Share Units
	Class A Voting Shares		Class B Non-Voting Shares		Class A Voting Shares		Class B Non-Voting Shares
	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant- Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2024	2.4	$22.96	18.3	$13.73	0.1	$9.27	13.3	$8.71
Granted	—	—	— (1)	$7.12	0.1	$8.24	10.3	$7.98
Options exercised or restricted stock or RSUs vested	—	—	(0.1)	$5.86	(0.1)	$9.20	(8.0)	$8.76
Forfeited or expired	(0.1)	$20.26	(2.2)	$14.71	—	—	(0.7)	$8.47

Outstanding at December 31, 2024	2.3	$23.09	16.0	$13.66	0.1	$8.39	14.9	$8.19

(1)	Represents less than 0.1 million shares.
(c) Share Repurchases
During the three and nine months ended December 31, 2024 and 2023, the Company did not repurchase any common shares. To date, approximately $288.1 million common shares have been repurchased, leaving approximately $179.9 million of authorized potential repurchases.

13. Capital Stock
(a) Common Shares
The Company had 500 million authorized Class A voting shares and 500 million authorized Class B non-voting
shares, at March 31, 2024 and March 31, 2023.
The table below outlines common shares reserved for future issuance:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Stock options and share appreciation rights (SARs) outstanding	20.7	24.8
Restricted share units and restricted stock — unvested	13.4	14.0
Common shares available for future issuance	15.4	11.4

Shares reserved for future issuance	49.5	50.2

(b) Share Repurchases
On February 2, 2016, the Company’s Board of Directors authorized the Company to increase its previously announced share repurchase plan from a total authorization of $300 million to $468 million. During the fiscal years ended March 31, 2024, 2023 and 2022, the Company did not repurchase any common shares. To date, approximately $288.1 million common shares have been repurchased, leaving approximately $179.9 million of authorized potential repurchases.
(c) Share-based Compensation
General.
The Company has a performance incentive plan (the “2019 Plan”), as amended, which provides for granting awards which include stock options, share appreciation rights, restricted stock, restricted share units, stock bonuses and other forms of awards granted or denominated in the Company’s Class A voting shares and the Company’s Class B non-voting
shares (“Common Shares”) or units of Common Shares, as well as certain cash bonus awards. Persons eligible to receive awards under the 2019 Plan include directors of the Company, officers or employees of the Company or any of its subsidiaries, and certain consultants and advisors to the Company or any of its subsidiaries.
Stock options are generally granted at exercise prices equal to or exceeding the market price of the Company’s Common Shares at the date of grant. Substantially all stock options vest ratably over one
 to
five

years from the grant date based on continuous service and expire seven
to ten years from the date of grant. Restricted stock and restricted share units generally vest ratably over one
to three years based on continuous service. The Company satisfies stock option exercises and vesting of restricted stock and restricted share units with newly issued shares.
The measurement of all share-based awards uses a fair value method and the recognition of the related share-based compensation expense in the consolidated financial statements is recorded over the requisite service period. Further, the Company estimates forfeitures for share-based awards that are not expected to vest. As share-based compensation expense recognized in the Company’s consolidated financial statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.
Share-Based Compensation Expense.
The Company recognized the following share-based compensation expense during the years ended March 31, 2024, 2023 and 2022:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$2.2	$7.0	$19.2
Restricted share units and other share-based compensation	77.5	86.8	73.4
Share appreciation rights	1.5	4.0	7.4

	81.2	97.8	100.0
Impact of accelerated vesting on equity awards (1)	9.4	4.2	—

Total share-based compensation expense	$90.6	$102.0	$100.0
Tax impact (2)	(18.6)	(18.4)	(19.7)

Reduction in net income	$72.0	$83.6	$80.3

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.
Share-based compensation expense, by expense category, consisted of the following:

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Share-Based Compensation Expense:
Direct operating	$2.8	$1.7	$1.2
Distribution and marketing	0.8	0.7	0.5
General and administration	77.6	95.4	98.3
Restructuring and other	9.4	4.2	—

	$90.6	$102.0	$100.0

Stock Options
The following table sets forth the stock option, and share appreciation rights (“SARs”) activity during the year ended March 31, 2024:

	Stock Options and SARs
	Class A Voting Shares					Class B Non-Voting Shares
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2023	4.3		$26.35			20.5	$15.23
Granted	—		—			0.3	$8.88
Exercised	—	(1)	$7.70			(0.1)	$7.11
Forfeited or expired	(1.9)		$30.81			(2.4)	$26.32

Outstanding at March 31, 2024	2.4		$22.96	2.51	$0.1	18.3	$13.73	5.10	$6.4

Vested or expected to vest at March 31, 2024	2.4		$22.96	2.51	$0.1	18.3	$13.75	5.09	$6.3

Exercisable at March 31, 2024	2.4		$22.96	2.51	$0.1	17.6	$13.95	4.95	$6.1

(1)	Represents less than 0.1 million shares.
The fair value of each option award is estimated on the date of grant using a closed-form option valuation model (Black-Scholes). The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2024, 2023 and 2022, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2024	2023	2022
Weighted average fair value of grants	$4.63	$4.56	$6.27
Weighted average assumptions:
Risk-free interest rate (1)	4.3% - 4.5%	2.8% - 3.7%	0.8% - 2.5%
Expected option lives (in years) (2)	3.3 - 7 years	3.5 - 7 years	3.3 - 7 years
Expected volatility for options (3)	46% - 47%	44%	42% - 44%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company’s shares at the date of grant.

The total intrinsic value of options exercised during the year ended March 31, 2024 was $0.2 million (2023 - $1.2 million, 2022 - $2.3 million).
During the year ended March 31, 2024, less than 0.1 million shares (2023 - less than 0.1 million shares, 2022 - less than 0.1 million) were cancelled to fund withholding tax obligations upon exercise of options.
Restricted Share Units
The following table sets forth the restricted share unit and restricted stock activity during the year ended March 31, 2024:

	Restricted Share Units and Restricted Stock
	Class A Voting Shares		Weighted- Average Grant- Date Fair Value	Class B Non-Voting Shares	Weighted- Average Grant- Date Fair Value
	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2023	—	(1)	$10.95	14.0	$9.48
Granted	0.1		$8.87	9.5	$8.20
Vested	—	(1)	$10.89	(9.4)	$9.34
Forfeited	—		—	(0.8)	$8.55

Outstanding at March 31, 2024	0.1		$9.27	13.3	$8.71

(1)	Represents less than 0.1 million shares.
The fair values of restricted share units and restricted stock are determined based on the market value of the shares on the date of grant. The total fair value of restricted share units and restricted stock vested during the year ended March 31, 2024 was $89.6 million (2023 - $54.9 million, 2022 - $67.8 million).
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2024 related to non-vested
stock options and restricted stock and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$2.3	1.5
Restricted Share Units and Restricted Stock	54.5	1.5

Total	$56.8

Under the Company’s stock option and long term incentive plans, the Company withholds shares to satisfy minimum statutory federal, state and local tax withholding obligations arising from the vesting of restricted share units and restricted stock. During the year ended March 31, 2024, 3.9 million shares (2023 - 2.2 million shares, 2022 - 2.3 million shares) were withheld upon the vesting of restricted share units and restricted stock.
The Company becomes entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the stock options and restricted share units when vesting or exercise occurs, the restrictions are released and the shares are issued. Restricted share units are forfeited if the employees are terminated prior to vesting.

The Company recognized excess tax deficiencies of $12.0 million associated with its equity awards in its tax provision for the year ended March 31, 2024 (2023 - deficiencies of $11.3 million, 2022 - benefits of $14.9 million).
Other Share-Based Compensation
Pursuant to the terms of certain employment agreements, during the year ended March 31, 2024, the Company granted the equivalent of $2.3 million (2023 - $2.3 million, 2022 - $2.3 million) in shares to certain employees through the term of their employment contracts, which were recorded as compensation expense in the applicable period. Pursuant to this arrangement, for the year ended March 31, 2024, the Company issued 0.2 million shares (2023 - 0.3 million shares, 2022 - 0.1 million shares), net of shares withheld to satisfy minimum tax withholding obligations.